Investments in subsidiaries and associates (Tables)	12 Months Ended
Sep. 30, 2019
Investments in subsidiaries and associates
Summary of ownership percentage of controlled entities

The following table includes the principal controlled entities of the Group as at 30 September 2019.

	Country of		Country of
Name	Incorporation	Name	Incorporation
Advance Asset Management Limited	Australia	Westpac Financial Services Limited	Australia
Asgard Capital Management Limited	Australia	Westpac General Insurance Limited	Australia
Asgard Wealth Solutions Limited	Australia	Westpac General Insurance Services Limited	Australia
BT Financial Group Pty Limited	Australia	Westpac Lenders Mortgage Insurance Limited	Australia
BT Funds Management Limited	Australia	Westpac Life Insurance Services Limited	Australia
BT Portfolio Services Limited	Australia	Westpac Securitisation Holdings Pty Limited	Australia
Capital Finance Australia Limited	Australia	BT Funds Management (NZ) Limited	New Zealand
Crusade ABS Series 2017-1 Trust	Australia	Westpac Financial Services Group-NZ-Limited	New Zealand
Crusade ABS Series 2017-1P Trust	Australia	Westpac Life-NZ-Limited	New Zealand
Crusade Trust No.2P of 2008	Australia	Westpac New Zealand Group Limited	New Zealand
Series 2008-1M WST Trust	Australia	Westpac New Zealand Limited	New Zealand
Series 2014-2 WST Trust	Australia	Westpac NZ Covered Bond Limited[1]	New Zealand
Series 2015-1 WST Trust	Australia	Westpac NZ Operations Limited	New Zealand
Series 2019-1 WST Trust	Australia	Westpac NZ Securitisation Limited[1]	New Zealand
St.George Finance Limited	Australia	Westpac Securities NZ Limited	New Zealand
Westpac Covered Bond Trust	Australia	Westpac Term Pie Fund[2]	New Zealand
Westpac Equity Holdings Pty Limited	Australia	Westpac Bank-PNG-Limited	Papua New Guinea
Westpac Financial Services Group Limited	Australia

1.

The Group indirectly owns 19% of Westpac NZ Covered Bond Limited (WNZCBL) and Westpac NZ Securitisation Limited (WNZSL), however, due to contractual and structural arrangements both WNZCBL and WNZSL are considered to be controlled entities within the Group.

2.

The Group has funding agreements in place with this entity and is deemed to have exposure to the associated risks and rewards. The entity is consolidated as the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

The following controlled entities have been granted relief from compliance with the balance date synchronisation provisions in the Corporations Act 2001:

▪      Westpac Cash PIE Fund;

▪      Westpac Notice Saver PIE Fund; and

▪      Westpac Term PIE Fund.

The following material controlled entities are not wholly owned:

Percentage Owned	2019	2018
St.George Motor Finance Limited	75.0%	75.0%
Westpac Bank-PNG-Limited	89.9%	89.9%
Westpac NZ Covered Bond Limited	19.0%	19.0%
Westpac NZ Securitisation Limited	19.0%	19.0%